Regulatory Assets, Liabilities, And Balancing Accounts (Current Regulatory Balancing Accounts, Net) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Regulatory Balancing Accounts Receivable [Member]
Regulatory Assets [Line Items]
Total regulatory balancing accounts	$ 1,124	$ 936
Public Purpose Programs [Member] | Regulatory Balancing Accounts Receivable [Member]
Regulatory Assets [Line Items]
Total regulatory balancing accounts	56	48
Regulatory Balancing Accounts Payable [Member]
Regulatory Assets [Line Items]
Total regulatory balancing accounts	1,008	634
Electric Distribution [Member] | Regulatory Balancing Accounts Receivable [Member]
Regulatory Assets [Line Items]
Total regulatory balancing accounts	102	219
Utility Generation [Member] | Regulatory Balancing Accounts Receivable [Member]
Regulatory Assets [Line Items]
Total regulatory balancing accounts	57	117
Public Purpose Programs [Member] | Regulatory Balancing Accounts Payable [Member]
Regulatory Assets [Line Items]
Total regulatory balancing accounts	171	131
Gas Distribution [Member] | Regulatory Balancing Accounts Receivable [Member]
Regulatory Assets [Line Items]
Total regulatory balancing accounts	70	44
Energy Procurement [Member] | Regulatory Balancing Accounts Receivable [Member]
Regulatory Assets [Line Items]
Total regulatory balancing accounts	410	193
Energy Procurement [Member] | Regulatory Balancing Accounts Payable [Member]
Regulatory Assets [Line Items]
Total regulatory balancing accounts	298	116
Other [Member] | Regulatory Balancing Accounts Receivable [Member]
Regulatory Assets [Line Items]
Total regulatory balancing accounts	429	315
Other [Member] | Regulatory Balancing Accounts Payable [Member]
Regulatory Assets [Line Items]
Total regulatory balancing accounts	$ 539	$ 387